Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details Textual) - EBP 71-0335111 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Plan Name	J.B. HUNT TRANSPORT SERVICES, INC. EMPLOYEE RETIREMENT PLAN
Entity Tax Identification Number	71-0335111
EBP, Plan Number	001